Derivative Liability (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Fair value of embedded conversion and exercise features as a derivative liability	$ 222,585
Debt discounts	62,500
Other expense	160,085
Fair value of derivative liability	$ 17,182
Warrants [Member]
Fair value of assumption stock price	$ 0.25	$ 0.25
Measurement Input, Exercise Price [Member] | Warrants [Member]
Fair value of assumption exercise price	$ 0.50
Measurement Input, Expected Term [Member] | Minimum [Member] | Warrants [Member]
Fair value of assumption term	53 months
Measurement Input, Expected Term [Member] | Maximum [Member] | Warrants [Member]
Fair value of assumption term	57 months
Measurement Input, Price Volatility [Member] | Warrants [Member]
Fair value of assumption expected volatility	161.00%
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Warrants [Member]
Fair value of assumption risk free interest rate	2.11%
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Warrants [Member]
Fair value of assumption risk free interest rate	2.13%
Convertible Promissory Notes [Member]
Fair value of assumption stock price	$ 0.25	$ 0.25
Convertible Promissory Notes [Member] | Measurement Input, Exercise Price [Member]
Fair value of assumption exercise price	$ 0.125
Convertible Promissory Notes [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Fair value of assumption term	5 months
Convertible Promissory Notes [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Fair value of assumption term	9 months
Convertible Promissory Notes [Member] | Measurement Input, Price Volatility [Member]
Fair value of assumption expected volatility	161.00%
Convertible Promissory Notes [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair value of assumption risk free interest rate	1.39%
Convertible Promissory Notes [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair value of assumption risk free interest rate	1.65%